Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	6,525.00
Total Offset Amount	1,996.22
Net Fee	$ 4,528.78
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A